Countervailing ("CVD") and antidumping ("ADD") duty dispute	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Countervailing ("CVD") and antidumping ("ADD") duty dispute	Countervailing (“CVD”) and antidumping (“ADD”) duty disputeOn November 25, 2016, a coalition of U.S. lumber producers petitioned the U.S. Department of Commerce (“USDOC”) and the U.S. International Trade Commission (“USITC”) to investigate alleged subsidies to Canadian softwood lumber producers and levy CVD and ADD duties against Canadian softwood lumber imports. The USDOC chose us as a “mandatory respondent” to both the countervailing and antidumping investigations, and as a result, we have received unique company-specific rates
Accounting policies
The CVD and ADD rates apply retroactively for each period of investigation (“POI”). We record CVD as export duty expense at the cash deposit rate until an Administrative Review (“AR”) finalizes a new applicable rate for each POI. We record ADD as export duty expense by estimating the rate to be applied for each POI by using our actual results and a similar calculation methodology as the USDOC and adjust when an AR finalizes a new applicable rate for each POI. The difference between the cumulative cash deposits paid and cumulative export duty expense recognized for each POI is recorded on our balance sheet as export duty deposits receivable or payable.
The difference between the cash deposit amount and the amount that would have been due based on the final AR rate will incur interest based on the U.S. federally published interest rate. We record interest income on our duty deposits receivable, net of any interest expense on our duty deposits payable, based on this rate.
Developments in CVD and ADD rates
We began paying CVD and ADD duties in 2017 based on the determination of duties payable by the USDOC. The CVD and ADD cash deposit rates are updated upon the finalization of the USDOC’s Administrative Review (“AR”) process for each Period of Inquiry (“POI”), as summarized in the tables below.
On March 14, 2023, the USDOC initiated AR5 POI covering the 2022 calendar year. West Fraser was selected as a mandatory respondent, which will result in West Fraser continuing to be subject to a company-specific rate.
On September 7, 2023, the USDOC finalized the duty rate for AR4, resulting in the recognition of an export duty recovery of $62 million plus interest income in earnings and a decrease in export duty deposits payable.
On February 1, 2024, the USDOC released the preliminary results from AR5 POI covering the 2022 calendar year, which indicated a rate of 6.74% for CVD and 5.33% for ADD for West Fraser. The duty rates are subject to an appeal process, and we will record an adjustment once the rates are finalized. If the AR5 rates were to be confirmed, it would result in an expense of $35 million before the impact of interest for the POI covered by AR5. This adjustment would be in addition to the amounts already recorded on our balance sheet. If these rates were finalized, our combined cash deposit rate would be 12.07%.
The respective Cash Deposit Rates, the AR POI Final Rate and the West Fraser Estimated ADD Rate for each period are as follows:

Effective dates for CVD	Cash Deposit Rate	AR POI Final Rate
AR1 POI[1,2]
April 28, 2017 - August 24, 2017	24.12%	6.76%
August 25, 2017 - December 27, 2017	—%	—%
December 28, 2017 - December 31, 2017	17.99%	6.76%
January 1, 2018 - December 31, 2018	17.99%	7.57%
AR2 POI[3]
January 1, 2019 - December 31, 2019	17.99%	5.08%
AR3 POI[4]
January 1, 2020 - November 30, 2020	17.99%	3.62%
December 1, 2020 - December 31, 2020	7.57%	3.62%
AR4 POI[5]
January 1, 2021 - December 1, 2021	7.57%	2.19%
December 2, 2021 - December 31, 2021	5.06%	2.19%
AR5 POI[6]
January 1, 2022 – January 9, 2022	5.06%	n/a
January 10, 2022 – August 8, 2022	5.08%	n/a
August 9, 2022 - December 31, 2022	3.62%	n/a
AR6 POI[7]
January 1, 2023 - July 31, 2023	3.62%	n/a
August 1, 2023 - December 31, 2023	2.19%	n/a
1.On April 24, 2017, the USDOC issued its preliminary rate in the CVD investigation. The requirement that we make cash deposits for CVD was suspended on August 24, 2017, until the USDOC published the revised rate.
2.On November 24, 2020, the USDOC issued the final CVD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final CVD rate for the AR2 POI. On January 10, 2022, the USDOC amended the final CVD rate for the AR2 POI from 5.06% to 5.08% for ministerial errors. This table only reflects the final rate.
4.On August 4, 2022, the USDOC issued the final CVD rate for the AR3 POI.
5.On August 1, 2023, the USDOC issued the final CVD rate for the AR4 POI.
6.The CVD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
7.The CVD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.

Effective dates for ADD	Cash Deposit Rate	AR POI Final Rate	West Fraser Estimated Rate
AR1 POI[1,2]
June 30, 2017 - December 3, 2017	6.76%	1.40%	1.46%
December 4, 2017 - December 31, 2017	5.57%	1.40%	1.46%
January 1, 2018 - December 31, 2018	5.57%	1.40%	1.46%
AR2 POI[3]
January 1, 2019 - December 31, 2019	5.57%	6.06%	4.65%
AR3 POI[4]
January 1, 2020 - November 29, 2020	5.57%	4.63%	3.40%
November 30, 2020 - December 31, 2020	1.40%	4.63%	3.40%
AR4 POI[5]
January 1, 2021 - December 1, 2021	1.40%	7.06%	6.80%
December 2, 2021 - December 31, 2021	6.06%	7.06%	6.80%
AR5 POI[6]
January 1, 2022 - August 8, 2022	6.06%	n/a	4.52%
August 9, 2022 - December 31, 2022	4.63%	n/a	4.52%
AR6 POI[7]
January 1, 2023 - July 31, 2023	4.63%	n/a	8.84%
August 1, 2023 - December 31, 2023	7.06%	n/a	8.84%
1.On June 26, 2017, the USDOC issued its preliminary rate in the ADD investigation effective June 30, 2017.
2.On November 24, 2020, the USDOC issued the final ADD rate for the AR1 POI.
3.On November 24, 2021, the USDOC issued the final ADD rate for the AR2 POI.
4.On August 4, 2022, the USDOC issued the final ADD rate for the AR3 POI.
5.On July 31, 2023, the USDOC issued the final ADD rate for the AR4 POI. On September 7, 2023, the USDOC amended the final ADD rate for the AR4 POI from 6.96% to 7.06% for ministerial errors. This table only reflects the final rate.
6.The ADD rate for the AR5 POI will be adjusted when AR5 is complete and the USDOC finalizes the rate, which is not expected until 2024.
7.The ADD rate for the AR6 POI will be adjusted when AR6 is complete and the USDOC finalizes the rate, which is not expected until 2025.
.
Impact on results
The following table reconciles our cash deposits paid during the year to the amount recorded in our statements of earnings:

($ millions)	2023	2022
Cash deposits[1]	(53)	(117)
Adjust to West Fraser Estimated ADD rate[2]	(17)	18
Export duties, net	(70)	(99)
Duty recovery attributable to AR3[3]	—	81
Duty recovery attributable to AR4[4]	62	—
Export duty (expense) recovery	(8)	(18)
Net interest income on export duty deposits	27	9
1.Represents combined CVD and ADD cash deposit rate of 11.12% from January 1, 2022 to January 9, 2022, 11.14% from January 10, 2022 to August 8, 2022, 8.25% from August 9, 2022 to July 31, 2023 and 9.25% from August 1, 2023 to December 31, 2023.
2.Represents adjustment to West Fraser Estimated ADD rate of 8.84% for 2023 and 4.52% for 2022.
3.$81 million represents the duty recovery attributable to the finalization of the AR3 duty rates for the 2020 POI. The final CVD rate was 3.62% and the final ADD rate was 4.63% for AR3.
4.$62 million represents the duty recovery attributable to the finalization of AR4 duty rates for the 2021 POI. The final CVD rate was 2.19% and the final ADD rate was 7.06% for AR4.
As of December 31, 2023, export duties paid and payable on deposit with the USDOC were $836 million (December 31, 2022 - $784 million).
Impact on balance sheet
Each POI is subject to independent administrative review by the USDOC, and the results of each POI may not be offset but the results within a POI in respect of ADD and CVD may be offset.
Export duty deposits receivable is represented by:

Export duty deposits receivable	2023	2022
Beginning of year	$354	$242
Export duties recognized as duty deposits receivable	—	97
Interest income recognized on duty deposits receivable	23	15
End of year	$377	$354
Export duties payable is represented by:

Export duties payable	2023	2022
Beginning of year	$73	$69
Export duties recognized as long-term payable	(45)	(2)
Interest expense (income) recognized on export duties payable	(4)	6
End of year	$24	$73
Appeals
On May 22, 2020, the North American Free Trade Agreement (“NAFTA”) panel issued its final decision on “Injury”. The NAFTA panel rejected the Canadian parties’ arguments and upheld the USITC remand determination in its entirety.
On August 28, 2020, the World Trade Organization’s (“WTO”) dispute-resolution panel ruled unanimously that U.S. countervailing duties against Canadian softwood lumber are inconsistent with the WTO obligations of the United States. The decision confirmed that Canada does not subsidize its softwood lumber industry. On September 28, 2020, the U.S. announced that it would appeal the WTO panel’s decision.
Under U.S. trade law, the International Trade Commission (“ITC”) must review antidumping and countervailing orders every 5 years from the date of issuance. This process is referred to as a "Sunset Review". On November 30, 2023, the ITC voted to maintain the ADD and CVD orders on softwood lumber from Canada on the grounds that the revocation would likely lead to the continuation or recurrence of material injury to the U.S. domestic industry within a reasonably foreseeable time.
The softwood lumber case will continue to be subject to NAFTA or the new Canada-United States-Mexico Agreement (“CUSMA”), WTO dispute resolution processes, and litigation in the U.S. In the past, long periods of litigation have led to negotiated settlements and duty deposit refunds. In the interim, duties remain subject to the USDOC AR process, which results in an annual adjustment of duty deposit rates.
Notwithstanding the deposit rates assigned under the investigations, our final liability for CVD and ADD will not be determined until each annual administrative review process is complete and related appeal processes are concluded.